Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010
Consolidated Statements Of Stockholders' Equity (Deficit) [Abstract]
Aggregate amount received from sale of warrants		$ 75,839
Derivative liability for conversion feature (common stock issued for conversion of convertible notes)	$ 586,535	$ 552,872
Warrant shares that are net of derivative liability		3,833
Reverse stock split, Description	1:50	1:50